Annual Notice of Securities Sold Pursuant to Rule  24F-2

                                UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                FORM 24F-2
                         Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and address of issuer:

	        Pruco Life Insurance Company
	        Pruco Life Flexible Premium Variable Annuity Account 213 Washington Street
	        Newark, NJ  07102

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of
	       securities of the issurer, check the box but do not list series or classes):
          N/A
3.      Investment Company Act File Number:
	         812-9740
        Securities Act File Number:
	         33-61125
4(a).   Last Day of fiscal year for which this Form is filed:
	         December 31, 1997

4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issurer's fiscal year).(See Instructions A.2)
           (     )

        Note: If the Form is being filed late, interest must be paid on the
	       registration fee due.
4(c) .  Check box if this is the last time the issuer will be filing this
        Form.
           (      )

5.      Calculation of registration fee:
	           (i) 	  Aggregate sale price of securities sold during the fiscal
                   year	pursuant to section  24(f)
	                                                  	$193,446,000_
            (ii)   Aggregate price of securities redeemed or repurchased
                   during	the fiscal year:
	                                                  	$9,840,000___

	           (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
                   October 11, 1995	that were not previously used to
                   reduce registration fees payable to the Commission:

                                                     $___0_________

            (iv)   Total available redemption credits (add Items 5(ii) and
                   5(iii):

                                                    =$9,840,000____
            	(v)   Net sales-if Item 5(i) is greater than Item 5(iv)
      	            (subtract Item 5(iv) from Item 5(i)):
                                                     $_183,606,000_____
             (vi)  Redemption credits available for use in future
                   years -if Item 5(i) is less than Item 5(iv)
                   (subtract Item 5(iv) from Item	5(i)):

	                                                     $
            	(vii) Multiplier for determining registration fee (See
                   instructions C.9):

                                                      X.00030303____
            	(viii)Registration fee due (multiply Item 5(v) by Item 5(vii))
                 		(enter "0" if no fee is due ):
                                                     =$55,638.18____
6.    Prepaid Shares
      If the response to Item 5(i) was determined by deducting an amount of
	     securities that were registered under the Securities Act of 1933
	     pursuant to rule 24e-2 as in effect before October 11, 1997, then
	     report the amount of securities (number of shares or other units)
      deducted here:_0_____________.  If there is a number of shares or
	     other units that were registered pursuant to rule 24e-2 remaining
	     unsold at the end of the fiscal year for which this form is filed that
	     are available for use by the issuer in future fiscal years, then state that number here:_____0__________________.

7. Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See instruction D):
                                                     +$________________

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):

                                                     =$55,638.18__
9.    Date the registration fee and any interest payment was sent to the
	     Commission's lockbox depository:   3/25/98

      Method of Delivery:

      (  X )    Wire Transfer

      (    )    Mail or other means
                                    SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
BY: /S/ Linda Dougherty        WITNESS: /S/ Mike Ostronic
Vice President of Accounting   Director,Accounting

Date____________________
*Please print the name and title of the signing officer below the signature.